Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended				6 Months Ended	7 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended
	Jul. 22, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jul. 22, 2013	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Jul. 31, 2013	Jul. 29, 2014	Jun. 30, 2014	Feb. 17, 2015	Jan. 02, 2015
Statement of Stockholders' Equity
Common Stock, Par or Stated Value Per Share						$ 0.01			$ 0.01
Proceeds from issuance of Class A common stock	$ 468								$ 468		$ 0
Expense Related to Distribution or Servicing and Underwriting Fees	27
Dividends Per Class A Common Share		$ 0.375	$ 0.365	$ 0.35	$ 0.33
Preferred Stock, Shares Authorized	10,000,000	10,000,000				10,000,000	10,000,000	10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued		0				0 [1]		0	0	[1]
Payments of Capital Distribution							312	84			72
Proceeds from Contributions from Affiliates						14		16
Common Class B [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized	500,000,000	500,000,000				500,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 10,000.00					$ 0.01	$ 10,000.00
Common Class C [Member]
Statement of Stockholders' Equity
Common Stock, Shares Authorized		1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share		$ 0.01						$ 0.01
Common Stock, Voting Rights								1/100th
NRG
Statement of Stockholders' Equity
Payments to Acquire Interest in Subsidiaries and Affiliates												395
NRG | Common Class B [Member]
Statement of Stockholders' Equity
Sale of Stock, Number of Shares Issued in Transaction	42,738,750
NRG Yield LLC | NRG
Statement of Stockholders' Equity
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	65.50%					65.50%		55.30%					55.30%	65.50%
NRG Yield LLC | NRG Yield, Inc.
Statement of Stockholders' Equity
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	34.50%							44.70%					44.70%
TA High Desert, RE Kansas South, and El Segundo Energy Center [Member]
Statement of Stockholders' Equity
Business Combination, Separately Recognized Transactions, Net Gains and Losses														113
NRG [Member]
Statement of Stockholders' Equity
Payments of Capital Distribution								86
NRG [Member] | El Segundo [Member]
Statement of Stockholders' Equity
Payments of Capital Distribution								23
NRG [Member] | EME-NYLD Assets [Member]
Statement of Stockholders' Equity
Payments of Capital Distribution								41
NRG Repowering Holdings LLC [Member] | TA - High Desert LLC [Member]
Statement of Stockholders' Equity
Proceeds from Contributions from Affiliates								2
Dividend Declared [Member]
Statement of Stockholders' Equity
Common Stock, Dividends, Per Share, Declared															$ 0.39
Subsequent Event [Member] | EME-NYLD Assets [Member]
Statement of Stockholders' Equity
Business Combination, Separately Recognized Transactions, Net Gains and Losses																$ 61

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.